Expense Example - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Real Estate Fund - Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Fidelity Advisor Real Estate Fund - Class C
Expense Example:
1 year	290
3 years	588
5 years	1,011
10 years	1,992
Fidelity Advisor Real Estate Fund - Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Real Estate Fund - Class I
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	1,037
Fidelity Advisor Real Estate Fund - Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810